Note 15 - Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2014
Note 15 - Subsequent Events (Tables) [Line Items]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year Ending December 31,
2015	$31
Total minimum lease payments	$31

Subsequent Event [Member]
Note 15 - Subsequent Events (Tables) [Line Items]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year Ending December 31,
2015	$199
2016	229
2017	58
Total minimum lease payments	$486